Share-based payments - Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.30	$ 3.32	$ 0.05		$ 0.05
Share options at December 31 (in shares) | shares	7,677,587	3,847,800	1,252,900	3,847,800	501,000
Weighted average fair value of options granted during the year (in USD per share) | $ / shares	$ 5.08	$ 11.78	$ 4.29
Weighted average remaining contractual life of outstanding share options	0 years	9 years 2 months 1 day	9 years 8 months 26 days
August 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | (per share)	$ 0.05		$ 0.05	SFr 0.05
Share options at December 31 (in shares) | shares	46,000	46,000	49,500	46,000
October 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	10,000	10,000	10,000	10,000
February 29, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	6,000	6,000	6,000	6,000
September 30, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	1,187,400	1,187,400	1,187,400	1,187,400
January 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	5,000	5,000		5,000
February 28, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	40,000	40,000		40,000
March 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 0.05	$ 0.05
Share options at December 31 (in shares) | shares	60,000	60,000		60,000
April 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.80	$ 4.80
Share options at December 31 (in shares) | shares	1,677,307	1,784,800		1,784,800
May 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.80	$ 4.80
Share options at December 31 (in shares) | shares	428,600	428,600		428,600
June 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 11.66	$ 11.66
Share options at December 31 (in shares) | shares	40,000	40,000		40,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 7.73	$ 7.73
Share options at December 31 (in shares) | shares	160,000	160,000		160,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.80	$ 4.80
Share options at December 31 (in shares) | shares	40,000	40,000		40,000
December 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.91	$ 4.91
Share options at December 31 (in shares) | shares	40,000	40,000		40,000
January 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.83
Share options at December 31 (in shares) | shares	130,000
February 28, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.65
Share options at December 31 (in shares) | shares	1,587,680
March 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.71
Share options at December 31 (in shares) | shares	15,000
April 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 4.50
Share options at December 31 (in shares) | shares	110,000
May 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.84
Share options at December 31 (in shares) | shares	10,000
June 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.40
Share options at December 31 (in shares) | shares	146,600
July 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.68
Share options at December 31 (in shares) | shares	3,000
August 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 5.37
Share options at December 31 (in shares) | shares	33,000
September 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 6.00
Share options at December 31 (in shares) | shares	28,000
October 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 8.64
Share options at December 31 (in shares) | shares	15,000
November 30, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 8.26
Share options at December 31 (in shares) | shares	17,000
December 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in USD per share) | $ / shares	$ 8.67
Share options at December 31 (in shares) | shares	1,842,000